Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Instruments (Details) - Level 3 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unlisted Equity Instruments and Debt Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 42,521	$ 37,775
Additions	332	2,524
Derecognition of derivative liabilities on conversion
Net fair value changes recognized in profit or loss	(3,230)	1,440
Ending balance	39,623	41,739
Derivative Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	763,939
Additions	212,026	11,106
Derecognition of derivative liabilities on conversion	(122,091)
Net fair value changes recognized in profit or loss	(415,921)	14,230
Ending balance	$ 437,953	$ 25,336